Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets

9.	Goodwill and other intangible assets
Intangible assets other than goodwill acquired during the fiscal year ended March 31, 2021 totaled 187,596 million yen, which are subject to amortization, and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	14,131	5
Software to be sold, leased or otherwise marketed	17,255	3
Internal-use software	87,788	5
Music catalogs	61,341	19
Other	7,081	3
In the fiscal year ended March 31, 2021, additions to
internal-use
software primarily related to the capitalization of new software across several business platforms.
Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2020		March 31, 2021
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	173,800	(154,772)	180,379	(143,448)
Customer relationships	16,104	(12,467)	18,681	(13,962)
Trademarks	11,115	(6,079)	11,177	(6,394)
Software to be sold, leased or otherwise marketed	141,111	(110,663)	156,820	(124,819)
Internal-use software	594,109	(384,236)	660,133	(437,438)
Music catalogs	612,266	(124,787)	708,320	(151,568)
Artist contracts	41,764	(29,017)	42,902	(30,425)
Television carriage contracts (broadcasting agreements)	53,266	(21,645)	55,752	(27,162)
Other	56,769	(42,631)	63,102	(57,001)

Total	1,700,304	(886,297)	1,897,266	(992,217)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2019, 2020 and 2021 was 109,452 million yen, 110,819 million yen and 118,260 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2022	102,884
2023	88,057
2024	66,244
2025	48,197
2026	33,799
Total carrying amount of intangible assets having an indefinite life is comprised of the following:

	Yen in millions
	March 31
	2020	2021
Trademarks	69,975	70,265
Distribution agreements	18,834	18,834
Other	3,494	2,157

Total	92,303	91,256

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2020 and 2021 are as follows:

	G&NS	Music	Pictures	EP&S	I&SS	Financial Services	All Other	Total
Balance, March 31, 2019:
Goodwill — gross	153,955	403,676	252,262	194,416	46,564	7,931	28,570	1,087,374
Accumulated impairments	—	(306)	(106,778)	(182,462)	—	(706)	(28,570)	(318,822)

Goodwill	153,955	403,370	145,484	11,954	46,564	7,225	—	768,552

Increase (decrease) due to:
Acquisitions	17,945	2,956	14,889	364	—	3,609	—	39,763
Sales and dispositions	—	—	(609)	—	—	—	—	(609)
Impairments	—	—	—	—	—	—	—	—
Translation adjustments	(926)	(13,802)	(5,410)	(129)	(372)	—	—	(20,639)
Other	—	(1,199)	(1,980)	—	—	—	—	(3,179)

Balance, March 31, 2020:
Goodwill — gross	170,974	391,631	257,074	194,635	46,192	11,540	28,269	1,100,315
Accumulated impairments	—	(306)	(104,700)	(182,446)	—	(706)	(28,269)	(316,427)

Goodwill	170,974	391,325	152,374	12,189	46,192	10,834	—	783,888

Increase (decrease) due to:
Acquisitions	—	1,791	13,007	5,156	—	—	—	19,954
Sales and dispositions	—	(902)	(392)	—	—	—	—	(1,294)
Impairments	—	—	—	—	—	—	—	—
Translation adjustments	1,386	16,609	6,026	267	318	—	—	24,606
Other	—	—	1,467	(1,472)	—	—	—	(5)

Balance, March 31, 2021:
Goodwill — gross	172,360	409,129	278,991	198,600	46,510	11,540	28,526	1,145,656
Accumulated impairments	—	(306)	(106,509)	(182,460)	—	(706)	(28,526)	(318,507)

Goodwill	172,360	408,823	172,482	16,140	46,510	10,834	—	827,149